SCHEDULE II - CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Statements Of Cash Flows) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net cash provided by (used in) operating activities	$ 3,609	$ (217)	$ 534
Cash Flows from Investing Activities
Net change in collateral on investments, derivatives and related settlements	(4,070)	3,261	1,474
Other	(48)	(303)	(153)
Net cash provided by (used in) investing activities	(11,646)	(3,584)	(9,481)
Cash Flows from Financing Activities
Payment of long-term debt, including current maturities	(300)		(1,096)
Issuance of long-term debt, net of issuance costs	296		1,289
Payment related to modification or early extinguishment of debt		(8)	(13)
Issuance of preferred stock, net of issuance costs	986
Repurchase of common stock	(550)	(1,105)	(275)
Dividends paid to common stockholders	(310)	(319)	(311)
Other	(2)	(60)	(6)
Net cash provided by (used in) financing activities	8,768	4,705	8,092
Net increase (decrease) in cash, invested cash and restricted cash	731	904	(855)
Cash, invested cash and restricted cash as of beginning-of-year	2,612	1,708	2,563
Cash, invested cash and restricted cash as of end-of-period	3,343	2,612	1,708
Parent Company [Member]
Cash Flows from Operating Activities
Net cash provided by (used in) operating activities	608	1,860	726
Cash Flows from Investing Activities
Capital contribution to subsidiaries	(925)	(65)	(518)
Net change in collateral on investments, derivatives and related settlements	583	168	(303)
Other	(5)	(40)
Net cash provided by (used in) investing activities	(347)	63	(821)
Cash Flows from Financing Activities
Payment of long-term debt, including current maturities	(300)		(1,096)
Issuance of long-term debt, net of issuance costs	296		1,289
Payment related to modification or early extinguishment of debt		(8)	(13)
Increase (decrease) in loans from subsidiaries, net	(563)	(188)	565
Increase (decrease) in loans to subsidiaries, net	708	(234)	(514)
Common stock issued for benefit plans	(16)	20	(7)
Issuance of preferred stock, net of issuance costs	986
Repurchase of common stock	(550)	(1,105)	(275)
Dividends paid to common stockholders	(310)	(319)	(311)
Other			(6)
Net cash provided by (used in) financing activities	251	(1,834)	(368)
Net increase (decrease) in cash, invested cash and restricted cash	512	89	(463)
Cash, invested cash and restricted cash as of beginning-of-year	203	114	577
Cash, invested cash and restricted cash as of end-of-period	$ 715	$ 203	$ 114